Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies [Line Items]
Nature of Operations

Wells Fargo & Company is a diversified financial services company. We provide banking, insurance, trust and investments, mortgage banking, investment banking, retail banking, brokerage, and consumer and commercial finance through banking stores, the internet and other distribution channels to consumers, businesses and institutions in all 50 states, the District of Columbia, and in foreign countries. When we refer to “Wells Fargo,” “the Company,” “we,” “our” or “us,” we mean Wells Fargo & Company and Subsidiaries (consolidated). Wells Fargo & Company (the Parent) is a financial holding company and a bank holding company.

Use of Estimates

Our accounting and reporting policies conform with U.S. generally accepted accounting principles (GAAP) and practices in the financial services industry. To prepare the financial statements in conformity with GAAP, management must make estimates based on assumptions about future economic and market conditions (for example, unemployment, market liquidity, real estate prices, etc.) that affect the reported amounts of assets and liabilities at the date of the financial statements and income and expenses during the reporting period and the related disclosures. Although our estimates contemplate current conditions and how we expect them to change in the future, it is reasonably possible that actual conditions could be worse than anticipated in those estimates, which could materially affect our results of operations and financial condition. Management has made significant estimates in several areas, including allowance for credit losses and purchased credit-impaired (PCI) loans (Note 6), valuations of residential mortgage servicing rights (MSRs) (Notes 8 and 9) and financial instruments (Note 17), liability for mortgage loan repurchase losses (Note 9) and income taxes (Note 21). Actual results could differ from those estimates.

Accounting Standards Adopted in 2013

Accounting Standards Adopted in 2013

In first quarter 2013, we adopted the following new accounting guidance:

  Accounting Standards Update (ASU or Update) 2011-11, Disclosures about Offsetting Assets and Liabilities;
  ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities; and
  ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.

In third quarter 2013, we adopted the following new accounting guidance:

  ASU 2013-10, Derivatives and Hedging (Topic 815): Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes

Consolidation

Consolidation

Our consolidated financial statements include the accounts of the Parent and our majority-owned subsidiaries and variable interest entities (VIEs) (defined below) in which we are the primary beneficiary. Significant intercompany accounts and transactions are eliminated in consolidation. When we have significant influence over operating and financing decisions for a company but do not own a majority of the voting equity interests, we account for the investment using the equity method of accounting (we recognize a proportionate share of the company's earnings). If we do not have significant influence, we recognize the investment at cost except for (1) marketable equity securities, which we recognize at fair value with changes in fair value included in OCI, and (2) nonmarketable equity investments for which we have elected the fair value option. Investments accounted for under the equity or cost method are included in other assets.

We are a variable interest holder in certain special-purpose entities (SPEs) in which equity investors do not have the characteristics of a controlling financial interest or where the entity does not have enough equity at risk to finance its activities without additional subordinated financial support from other parties (referred to as VIEs). Our variable interest arises from contractual, ownership or other monetary interests in the entity, which change with fluctuations in the fair value of the entity's net assets. We consolidate a VIE if we are the primary beneficiary, defined as the party that has both the power to direct the activities that most significantly impact the VIE and a variable interest that could potentially be significant to the VIE. To determine whether or not a variable interest we hold could potentially be significant to the VIE, we consider both qualitative and quantitative factors regarding the nature, size and form of our involvement with the VIE. We assess whether or not we are the primary beneficiary of a VIE on an on-going basis

Cash and Due From Banks	Cash and Due From Banks Cash and cash equivalents include cash on hand, cash items in transit, and amounts due from the Federal Reserve Bank and other depository institutions.
Trading Assets

Trading Assets

Trading assets are primarily securities, including corporate debt, U.S. government agency obligations and other securities that we acquire for short-term appreciation or other trading purposes, and the fair value of derivatives primarily held for customer accommodation purposes or risk mitigation and hedging. Interest-only strips and other retained interests in securitizations that can be contractually prepaid or otherwise settled in a way that the holder would not recover substantially all of its recorded investment are classified as trading assets. Trading assets are carried at fair value, with interest and dividend income recorded in interest income and realized and unrealized gains and losses recorded in noninterest income. Periodic cash settlements on derivatives and other trading assets are recorded in noninterest income.

Available-for-Sale Securities

Investments

available-for-sale SECURITIES Debt securities that we might not hold until maturity and marketable equity securities are classified as available-for-sale securities and reported at fair value. Unrealized gains and losses, after applicable income taxes, are reported in cumulative OCI.

We conduct other-than-temporary impairment (OTTI) analysis on a quarterly basis or more often if a potential loss-triggering event occurs. The initial indicator of OTTI for both debt and equity securities is a decline in fair market value below the amount recorded for an investment and the severity and duration of the decline.

For a debt security for which there has been a decline in the fair value below amortized cost basis, we recognize OTTI if we (1) have the intent to sell the security, (2) it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis, or (3) we do not expect to recover the entire amortized cost basis of the security.

Estimating recovery of the amortized cost basis of a debt security is based upon an assessment of the cash flows expected to be collected. If the present value of cash flows expected to be collected, discounted at the security's effective yield, is less than amortized cost, OTTI is considered to have occurred. In performing an assessment of the cash flows expected to be collected, we consider all relevant information including:

  the length of time and the extent to which the fair value has been less than the amortized cost basis;
  the historical and implied volatility of the fair value of the security;
  the cause of the price decline, such as the general level of interest rates or adverse conditions specifically related to the security, an industry or a geographic area;
  the issuer's financial condition, near-term prospects and ability to service the debt;
  the payment structure of the debt security and the likelihood of the issuer being able to make payments that increase in the future;
  for asset-backed securities, the credit performance of the underlying collateral, including delinquency rates, level of non-performing assets, cumulative losses to date, collateral value and the remaining credit enhancement compared with expected credit losses;
  any change in rating agencies' credit ratings at evaluation date from acquisition date and any likely imminent action;
  independent analyst reports and forecasts, sector credit ratings and other independent market data; and
  recoveries or additional declines in fair value subsequent to the balance sheet date.

  If we intend to sell the security, or if it is more likely than not we will be required to sell the security before recovery, an OTTI write-down is recognized in earnings equal to the entire difference between the amortized cost basis and fair value of the security. For debt securities that are considered other-than-temporarily impaired that we do not intend to sell or it is more likely than not that we will not be required to sell before recovery, the OTTI write-down is separated into an amount representing the credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in OCI. The measurement of the credit loss component is equal to the difference between the debt security's amortized cost basis and the present value of its expected future cash flows discounted at the security's effective yield. The remaining difference between the security's fair value and the present value of future expected cash flows is due to factors that are not credit-related and, therefore, is recognized in OCI. We believe that we will fully collect the carrying value of securities on which we have recorded a non-credit-related impairment in OCI.

  We hold investments in perpetual preferred securities (PPS) that are structured in equity form, but have many of the characteristics of debt instruments, including periodic cash flows in the form of dividends, call features, ratings that are similar to debt securities and pricing like long-term callable bonds.

  Because of the hybrid nature of these securities, we evaluate PPS for OTTI using a model similar to the model we use for debt securities as described above. Among the factors we consider in our evaluation of PPS are whether there is any evidence of deterioration in the credit of the issuer as indicated by a decline in cash flows or a rating agency downgrade to below investment grade and the estimated recovery period. Additionally, in determining if there was evidence of credit deterioration, we evaluate: (1) the severity of decline in market value below cost, (2) the period of time for which the decline in fair value has existed, and (3) the financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer. We consider PPS to be other-than-temporarily impaired if cash flows expected to be collected are insufficient to recover our investment or if we no longer believe the security will recover within the estimated recovery period. OTTI write-downs of PPS are recognized in earnings equal to the difference between the cost basis and fair value of the security. Based upon the factors considered in our OTTI evaluation, we believe our investments in PPS currently rated investment grade will be fully realized and, accordingly, have not recognized OTTI on such securities.

  For marketable equity securities other than PPS, OTTI evaluations focus on whether evidence exists that supports recovery of the unrealized loss within a timeframe consistent with temporary impairment. This evaluation considers the severity of and length of time fair value is below cost, our intent and ability to hold the security until forecasted recovery of the fair value of the security, and the investee's financial condition, capital strength, and near-term prospects.

  The securities portfolio is an integral part of our asset/liability management process. We manage these investments to provide liquidity, manage interest rate risk and maximize portfolio yield within capital risk limits approved by management and the Board of Directors and monitored by the Corporate Asset/Liability Management Committee (Corporate ALCO). We recognize realized gains and losses on the sale of these securities in noninterest income using the specific identification method.

  Unamortized premiums and discounts are recognized in interest income over the contractual life of the security using the interest method. As principal repayments are received on securities (i.e., primarily mortgage-backed securities (MBS)) a proportionate amount of the related premium or discount is recognized in income so that the effective interest rate on the remaining portion of the security continues unchanged.

Held-to-Maturity Securities

Held-To-Maturity SECURITIES Debt securities for which the Company has the positive intent and ability to hold to maturity are reported at historical cost adjusted for amortization of premiums and accretion of discounts. We recognize OTTI when there is a decline in fair market value and we do not expect to recover the entire amortized cost basis of the debt security. The amortized cost is written-down to fair value with the credit loss component recorded to earnings and the remaining component recognized in OCI. The OTTI assessment related to whether we expect recovery of the amortized cost basis and determination of any credit loss component recognized in earnings for held-to-maturity securities is the same as described for available-for-sale securities. Security transfers to the held-to-maturity classification are accounted for at fair value. Unrealized gains or losses from the transfer of available for sale securities continue to be reported in cumulative OCI and are amortized into earnings over the remaining life of the security using the effective interest method.

Nonmarketable Equity Investments

Nonmarketable equity INVESTMENTS Nonmarketable equity investments include low income housing tax credit investments, equity securities that are not publicly traded and securities acquired for various purposes, such as to meet regulatory requirements (for example, Federal Reserve Bank and Federal Home Loan Bank (FHLB) stock). We elected the fair value option for certain of these investments. The rest of these investments are accounted for under the cost or equity method. All nonmarketable equity investments are included in other assets. We review those assets accounted for under the cost or equity method at least quarterly for possible OTTI. Our review typically includes an analysis of the facts and circumstances of each investment, the expectations for the investment's cash flows and capital needs, the viability of its business model and our exit strategy. We reduce the asset value when we consider declines in value to be other than temporary. We recognize the estimated loss as a loss from equity investments in noninterest income.

Securities Purchased and Sold Agreements

Securities Purchased and Sold Agreements

Securities purchased under resale agreements and securities sold under repurchase agreements are accounted for as collateralized financing transactions and are recorded at the acquisition or sale price plus accrued interest. It is our policy to take possession of securities purchased under resale agreements, which are primarily U.S. Government and Government agency securities. We monitor the market value of securities purchased and sold, and obtain collateral from or return it to counterparties when appropriate. These financing transactions do not create material credit risk given the collateral provided and the related monitoring process.

Mortgages and Loans Held for Sale

Mortgages and Loans Held for Sale

Mortgages held for sale (MHFS) include commercial and residential mortgages originated for sale and securitization in the secondary market, which is our principal market, or for sale as whole loans. We elect the fair value option for substantially all residential MHFS (see Note 17). The remaining residential MHFS are held at the lower of cost or market value (LOCOM), and are valued on an aggregate portfolio basis. Commercial MHFS are held at LOCOM and are valued on an individual loan basis.

Loans held for sale (LHFS) are carried at LOCOM or at fair value. Generally, consumer loans are valued on an aggregate portfolio basis, and commercial loans are valued on an individual loan basis.

Gains and losses on MHFS are recorded in mortgage banking noninterest income. Gains and losses on LHFS are recorded in other noninterest income. Direct loan origination costs and fees for MHFS and LHFS under the fair value option are recognized in income at origination. For MHFS and LHFS recorded at LOCOM, loan costs and fees are deferred at origination and are recognized in income at time of sale. Interest income on MHFS and LHFS is calculated based upon the note rate of the loan and is recorded to interest income.

Our lines of business are authorized to originate held-for-investment loans that meet or exceed established loan product profitability criteria, including minimum positive net interest margin spreads in excess of funding costs. When a determination is made at the time of commitment to originate loans as held for investment, it is our intent to hold these loans to maturity or for the “foreseeable future,” subject to periodic review under our corporate asset/liability management process. In determining the “foreseeable future” for these loans, management considers (1) the current economic environment and market conditions, (2) our business strategy and current business plans, (3) the nature and type of the loan receivable, including its expected life, and (4) our current financial condition and liquidity demands. Consistent with our core banking business of managing the spread between the yield on our assets and the cost of our funds, loans are periodically re-evaluated to determine if our minimum net interest margin spreads continue to meet our profitability objectives. If subsequent changes in interest rates significantly impact the ongoing profitability of certain loan products, we may subsequently change our intent to hold these loans, and we would take actions to sell such loans in response to the Corporate ALCO directives to reposition our balance sheet because of the changes in interest rates. These directives identify both the type of loans to be sold and the weighted average coupon rate of such loans no longer meeting our ongoing investment criteria. Upon the issuance of such directives, we immediately transfer these loans to the MHFS portfolio at LOCOM.

Loans

Loans

Loans are reported at their outstanding principal balances net of any unearned income, cumulative charge-offs, unamortized deferred fees and costs on originated loans and unamortized premiums or discounts on purchased loans. PCI loans are reported net of any remaining purchase accounting adjustments. See the “Purchased Credit-Impaired Loans” section in this Note for our accounting policy for PCI loans.

Unearned income, deferred fees and costs, and discounts and premiums are amortized to interest income over the contractual life of the loan using the interest method. Loan commitment fees are generally deferred and amortized into noninterest income on a straight-line basis over the commitment period.

Loans also include direct financing leases that are recorded at the aggregate of minimum lease payments receivable plus the estimated residual value of the leased property, less unearned income. Leveraged leases, which are a form of direct financing leases, are recorded net of related nonrecourse debt. Leasing income is recognized as a constant percentage of outstanding lease financing balances over the lease terms in interest income.

Nonaccrual AND PAST DUE loans We generally place loans on nonaccrual status when:

  the full and timely collection of interest or principal becomes uncertain (generally based on an assessment of the borrower's financial condition and the adequacy of collateral, if any);
  they are 90 days (120 days with respect to real estate 1-4 family first and junior lien mortgages) past due for interest or principal, unless both well-secured and in the process of collection;
  part of the principal balance has been charged off (including loans discharged in bankruptcy);

  for junior lien mortgages, we have evidence that the related first lien mortgage may be 120 days past due or in the process of foreclosure regardless of the junior lien delinquency status; or
  performing consumer loans are discharged in bankruptcy, regardless of their delinquency status.

PCI loans are written down at acquisition to fair value using an estimate of cash flows deemed to be collectible. Accordingly, such loans are no longer classified as nonaccrual even though they may be contractually past due because we expect to fully collect the new carrying values of such loans (that is, the new cost basis arising out of purchase accounting).

When we place a loan on nonaccrual status, we reverse the accrued unpaid interest receivable against interest income and amortization of any net deferred fees is suspended. If the ultimate collectability of the recorded loan balance is in doubt on a nonaccrual loan, the cost recovery method is used and cash collected is applied to first reduce the carrying value of the loan. Otherwise, interest income may be recognized to the extent cash is received. Generally, we return a loan to accrual status when all delinquent interest and principal become current under the terms of the loan agreement and collectability of remaining principal and interest is no longer doubtful.

For modified loans, we re-underwrite at the time of a restructuring to determine if there is sufficient evidence of sustained repayment capacity based on the borrower's financial strength, including documented income, debt to income ratios and other factors. If the borrower has demonstrated performance under the previous terms and the underwriting process shows the capacity to continue to perform under the restructured terms, the loan will generally remain in accruing status. When a loan classified as a troubled debt restructuring (TDR) performs in accordance with its modified terms, the loan either continues to accrue interest (for performing loans) or will return to accrual status after the borrower demonstrates a sustained period of performance (generally six consecutive months of payments, or equivalent, inclusive of consecutive payments made prior to the modification). Loans will be placed on nonaccrual status and a corresponding charge-off is recorded if we believe it is probable that principal and interest contractually due under the modified terms of the agreement will not be collectible.

Our loans are considered past due when contractually required principal or interest payments have not been made on the due dates.

LOAN CHARGE-OFF POLICIES For commercial loans, we generally fully charge off or charge down to net realizable value (fair value of collateral, less estimated costs to sell) for loans secured by collateral when:

  management judges the loan to be uncollectible;
  repayment is deemed to be protracted beyond reasonable time frames;
  the loan has been classified as a loss by either our internal loan review process or our banking regulatory agencies;
  the customer has filed bankruptcy and the loss becomes evident owing to a lack of assets; or
  the loan is 180 days past due unless both well-secured and in the process of collection.

For consumer loans, we fully charge off or charge down to net realizable value when deemed uncollectible due to bankruptcy discharge or other factors, or no later than reaching a defined number of days past due, as follows:

  1-4 family first and junior lien mortgages – We generally charge down to net realizable value when the loan is 180 days past due.
  Auto loans – We generally fully charge off when the loan is 120 days past due.
  Credit card loans – We generally fully charge off when the loan is 180 days past due.
  Unsecured loans (closed end) – We generally fully charge off when the loan is 120 days past due.
  Unsecured loans (open end) – We generally fully charge off when the loan is 180 days past due.
  Other secured loans – We generally fully or partially charge down to net realizable value when the loan is 120 days past due.

Impaired loans We consider a loan to be impaired when, based on current information and events, we determine that we will not be able to collect all amounts due according to the loan contract, including scheduled interest payments. This evaluation is generally based on delinquency information, an assessment of the borrower's financial condition and the adequacy of collateral, if any. Our impaired loans predominantly include loans on nonaccrual status for commercial and industrial, commercial real estate (CRE), foreign loans and any loans modified in a TDR, on both accrual and nonaccrual status.

When we identify a loan as impaired, we generally measure the impairment, if any, based on the difference between the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount) and the present value of expected future cash flows, discounted at the loan's effective interest rate. When the value of an impaired loan is calculated by discounting expected cash flows, interest income is recognized using the loan's effective interest rate over the remaining life of the loan. When collateral is the sole source of repayment for the impaired loan, rather than the borrower's income or other sources of repayment, we charge down to net realizable value.

Troubled debt restructurings In situations where, for economic or legal reasons related to a borrower's financial difficulties, we grant a concession for other than an insignificant period of time to the borrower that we would not otherwise consider, the related loan is classified as a TDR. These modified terms may include rate reductions, principal forgiveness, term extensions, payment forbearance and other actions intended to minimize our economic loss and to avoid foreclosure or repossession of the collateral. For modifications where we forgive principal, the entire amount of such principal forgiveness is immediately charged off. Loans classified as TDRs, including loans in trial payment periods (trial modifications), are considered impaired loans. Other than resolutions such as foreclosures, sales and transfers to held-for- sale, we may remove loans held for investment from TDR classification, but only if they have been refinanced or restructured at market terms and qualify as a new loan.

Purchased credit-impaired loans Loans acquired with evidence of credit deterioration since their origination and where it is probable that we will not collect all contractually required principal and interest payments are PCI loans. PCI loans are recorded at fair value at the date of acquisition, and the historical allowance for credit losses related to these loans is not carried over. Some loans that otherwise meet the definition as credit-impaired are specifically excluded from the PCI loan portfolios, such as revolving loans where the borrower still has revolving privileges.

Evidence of credit quality deterioration as of the purchase date may include statistics such as past due and nonaccrual status, commercial risk ratings, recent borrower credit scores and recent loan-to-value percentages. Generally, acquired loans that meet our definition for nonaccrual status are considered to be credit-impaired.

Substantially all commercial and industrial, CRE and foreign PCI loans are accounted for as individual loans. Conversely, consumer PCI loans have been aggregated into pools based on common risk characteristics. Each pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows.

Accounting for PCI loans involves estimating fair value, at acquisition, using the principal and interest cash flows expected to be collected discounted at the prevailing market rate of interest. The excess of cash flows expected to be collected over the carrying value (estimated fair value at acquisition date) is referred to as the accretable yield and is recognized in interest income using an effective yield method over the remaining life of the loan, or pool of loans, in situations where there is a reasonable expectation about the timing and amount of cash flows to be collected. The difference between contractually required payments and the cash flows expected to be collected at acquisition, considering the impact of prepayments, is referred to as the nonaccretable difference.

Subsequent to acquisition, we regularly evaluate our estimates of cash flows expected to be collected. If we have probable decreases in cash flows expected to be collected (other than due to decreases in interest rate indices and changes in prepayment assumptions), we charge the provision for credit losses, resulting in an increase to the allowance for loan losses. If we have probable and significant increases in cash flows expected to be collected, we first reverse any previously established allowance for loan losses and then increase interest income as a prospective yield adjustment over the remaining life of the loan, or pool of loans. Estimates of cash flows are impacted by changes in interest rate indices for variable rate loans and prepayment assumptions, both of which are treated as prospective yield adjustments included in interest income.

Resolutions of loans may include sales of loans to third parties, receipt of payments in settlement with the borrower, or foreclosure of the collateral. For individual PCI loans, gains or losses on sales to third parties are included in noninterest income, and gains or losses as a result of a settlement with the borrower are included in interest income. Our policy is to remove an individual loan from a pool based on comparing the amount received from its resolution with its contractual amount. Any difference between these amounts is absorbed by the nonaccretable difference for the entire pool. This removal method assumes that the amount received from resolution approximates pool performance expectations. The remaining accretable yield balance is unaffected and any material change in remaining effective yield caused by this removal method is addressed by our quarterly cash flow evaluation process for each pool. For loans that are resolved by payment in full, there is no release of the nonaccretable difference for the pool because there is no difference between the amount received at resolution and the contractual amount of the loan. Modified PCI loans are not removed from a pool even if those loans would otherwise be deemed TDRs. Modified PCI loans that are accounted for individually are considered TDRs, and removed from PCI accounting if there has been a concession granted in excess of the original nonaccretable difference. We include these TDRs in our impaired loans.

FORECLOSED ASSETS Foreclosed assets obtained through our lending activities primarily include real estate. Generally, loans have been written down to their net realizable value prior to foreclosure. Any further reduction to their net realizable value is recorded with a charge to the allowance for credit losses at foreclosure. We allow up to 90 days after foreclosure to finalize determination of net realizable value. Thereafter, changes in net realizable value are recorded to noninterest expense. The net realizable value of these assets is reviewed and updated periodically depending on the type of property.

Allowance for Credit Losses (ACL) The allowance for credit losses is management's estimate of credit losses inherent in the loan portfolio, including unfunded credit commitments, at the balance sheet date. We have an established process to determine the appropriateness of the allowance for credit losses that assesses the losses inherent in our portfolio and related unfunded credit commitments. While we attribute portions of the allowance to our respective commercial and consumer portfolio segments, the entire allowance is available to absorb credit losses inherent in the total loan portfolio and unfunded credit commitments.

Our process involves procedures to appropriately consider the unique risk characteristics of our commercial and consumer loan portfolio segments. For each portfolio segment, losses are estimated collectively for groups of loans with similar characteristics, individually or pooled for impaired loans or, for PCI loans, based on the changes in cash flows expected to be collected.

Our allowance levels are influenced by loan volumes, loan grade migration or delinquency status, historic loss experience influencing loss factors, and other conditions influencing loss expectations, such as economic conditions.

Commercial Portfolio Segment ACL Methodology Generally, commercial loans are assessed for estimated losses by grading each loan using various risk factors as identified through periodic reviews. We apply historic grade-specific loss factors to the aggregation of each funded grade pool. These historic loss factors are also used to estimate losses for unfunded credit commitments. In the development of our statistically derived loan grade loss factors, we observe historical losses over a relevant period for each loan grade. These loss estimates are adjusted as appropriate based on additional analysis of long-term average loss experience compared to previously forecasted losses, external loss data or other risks identified from current economic conditions and credit quality trends.

The allowance also includes an amount for the estimated impairment on nonaccrual commercial loans and commercial loans modified in a TDR, whether on accrual or nonaccrual status.

Consumer Portfolio Segment ACL Methodology For consumer loans that are not identified as a TDR, we determine the allowance predominantly on a collective basis utilizing forecasted losses to represent our best estimate of inherent loss. We pool loans, generally by product types with similar risk characteristics, such as residential real estate mortgages and credit cards. As appropriate and to achieve greater accuracy, we may further stratify selected portfolios by sub-product, origination channel, vintage, loss type, geographic location and other predictive characteristics. Models designed for each pool are utilized to develop the loss estimates. We use assumptions for these pools in our forecast models, such as historic delinquency and default, loss severity, home price trends, unemployment trends, and other key economic variables that may influence the frequency and severity of losses in the pool.

In determining the appropriate allowance attributable to our residential mortgage portfolio, we take into consideration portfolios determined to be at elevated risk, such as junior lien mortgages behind delinquent first lien mortgages and junior lien lines of credit subject to near term significant payment increases. We incorporate the default rates and high severity of loss for these higher risk portfolios, including the impact of our established loan modification programs. When modifications occur or are probable to occur, our allowance considers the impact of these modifications, taking into consideration the associated credit cost, including re-defaults of modified loans and projected loss severity. Accordingly, the loss content associated with the effects of existing and probable loan modifications and higher risk portfolios has been captured in our allowance methodology.

We separately estimate impairment for consumer loans that have been modified in a TDR (including trial modifications), whether on accrual or nonaccrual status.

OTHER ACL MATTERS The allowance for credit losses for both portfolio segments includes an amount for imprecision or uncertainty that may change from period to period. This amount represents management's judgment of risks inherent in the processes and assumptions used in establishing the allowance. This imprecision considers economic environmental factors, modeling assumptions and performance, process risk, and other subjective factors, including industry trends and risk assessments for our commitments to regulatory and government agencies regarding settlements of mortgage foreclosure-related matters.

Securitizations and Beneficial Interests

Securitizations and Beneficial Interests

In certain asset securitization transactions that meet the applicable criteria to be accounted for as a sale, assets are sold to an entity referred to as an SPE, which then issues beneficial interests in the form of senior and subordinated interests collateralized by the assets. In some cases, we may retain beneficial interests issued by the entity. Additionally, from time to time, we may also re-securitize certain assets in a new securitization transaction.

The assets and liabilities transferred to an SPE are excluded from our consolidated balance sheet if the transfer qualifies as a sale and we are not required to consolidate the SPE.

For transfers of financial assets recorded as sales, we recognize and initially measure at fair value all assets obtained (including beneficial interests) and liabilities incurred. We record a gain or loss in noninterest income for the difference between the carrying amount and the fair value of the assets sold. Fair values are based on quoted market prices, quoted market prices for similar assets, or if market prices are not available, then the fair value is estimated using discounted cash flow analyses with assumptions for credit losses, prepayments and discount rates that are corroborated by and verified against market observable data, where possible. Retained interests and liabilities incurred from securitizations with off-balance sheet entities, including SPEs and VIEs, where we are not the primary beneficiary, are classified as investment securities, trading account assets, loans, MSRs or other liabilities (including liabilities for mortgage repurchase losses) and are accounted for as described herein.

Mortgage Servicing Rights

Mortgage Servicing Rights (MSRs)

We recognize the rights to service mortgage loans for others, or MSRs, as assets whether we purchase the MSRs or the MSRs result from a sale or securitization of loans we originate (asset transfers). We initially record all of our MSRs at fair value. Subsequently, residential loan MSRs are carried at fair value. All of our MSRs related to our commercial mortgage loans are subsequently measured at LOCOM.

We base the fair value of MSRs on the present value of estimated future net servicing income cash flows. We estimate future net servicing income cash flows with assumptions that market participants would use to estimate fair value, including estimates of prepayment speeds (which are influenced by changes in mortgage interest rates and borrower behavior, including estimates for borrower default), discount rates, cost to service (including delinquency and foreclosure costs), escrow account earnings, contractual servicing fee income, ancillary income and late fees. Our valuation approach is validated by our internal valuation model validation group, and our valuation estimates are benchmarked to third party appraisals on a quarterly basis.

Changes in the fair value of MSRs occur primarily due to the collection/realization of expected cash flows, as well as changes in valuation inputs and assumptions. For MSRs carried at fair value, changes in fair value are reported in noninterest income in the period in which the change occurs. MSRs subsequently measured at LOCOM are amortized in proportion to, and over the period of, estimated net servicing income. The amortization of MSRs is reported in noninterest income, analyzed monthly and adjusted to reflect changes in prepayment speeds, as well as other factors.

MSRs accounted for at LOCOM are periodically evaluated for impairment based on the fair value of those assets. For purposes of impairment evaluation and measurement, we stratify MSRs based on the predominant risk characteristics of the underlying loans, including investor and product type. If, by individual stratum, the carrying amount of these MSRs exceeds fair value, a valuation reserve is established. The valuation reserve is adjusted as the fair value changes.

Premises and Equipment

Premises and Equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization. Capital leases, where we are the lessee, are included in premises and equipment at the capitalized amount less accumulated amortization.

We primarily use the straight-line method of depreciation and amortization. Estimated useful lives range up to 40 years for buildings, up to 10 years for furniture and equipment, and the shorter of the estimated useful life (up to 8 years) or the lease term for leasehold improvements. We amortize capitalized leased assets on a straight-line basis over the lives of the respective leases.

Goodwill and Identifiable Intangible Assets

Goodwill and Identifiable Intangible Assets

Goodwill is recorded in business combinations under the purchase method of accounting when the purchase price is higher than the fair value of net assets, including identifiable intangible assets.

We assess goodwill for impairment at a reporting unit level on an annual basis or more frequently in certain circumstances. We have determined that our reporting units are one level below the operating segments. We have the option of performing a qualitative assessment of goodwill. We may also elect to bypass the qualitative test and proceed directly to a quantitative test. We initially perform a qualitative assessment of goodwill to test for impairment. If, based on our qualitative review, we conclude that more likely than not a reporting unit's fair value is less than its carrying amount, then we complete quantitative steps as described below to determine if there is goodwill impairment. If we conclude that a reporting unit's fair value is not less than its carrying amount, quantitative tests are not required. We assess goodwill for impairment on a reporting unit level and apply various quantitative valuation methodologies when required to compare the estimated fair value to the carrying value of each reporting unit. Valuation methodologies include discounted cash flow and earnings multiple approaches. If the fair value is less than the carrying amount, an additional test is required to measure the amount of impairment. We recognize impairment losses as a charge to noninterest expense (unless related to discontinued operations) and an adjustment to the carrying value of the goodwill asset. Subsequent reversals of goodwill impairment are prohibited.

We amortize core deposit and other customer relationship intangibles on an accelerated basis over useful lives not exceeding 10 years. We review such intangibles for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. Impairment is indicated if the sum of undiscounted estimated future net cash flows is less than the carrying value of the asset. Impairment is permanently recognized by writing down the asset to the extent that the carrying value exceeds the estimated fair value.

Operating Lease Assets

Operating Lease Assets

Operating lease rental income for leased assets is recognized in other income on a straight-line basis over the lease term. Related depreciation expense is recorded on a straight-line basis over the estimated useful life, considering the estimated residual value of the leased asset. The useful life may be adjusted to the term of the lease depending on our plans for the asset after the lease term. On a periodic basis, leased assets are reviewed for impairment. Impairment loss is recognized if the carrying amount of leased assets exceeds fair value and is not recoverable. The carrying amount of leased assets is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the lease payments and the estimated residual value upon the eventual disposition of the equipment

Liability for Mortgage Loan Repurchase Losses

Liability for Mortgage Loan Repurchase Losses

We sell residential mortgage loans to various parties, including (1) government-sponsored entities (GSEs) Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA) who include the mortgage loans in GSE-guaranteed mortgage securitizations, (2) SPEs that issue private label MBS, and (3) other financial institutions that purchase mortgage loans for investment or private label securitization. In addition, we pool Federal Housing Administration (FHA)-insured and Department of Veterans Affairs (VA)-guaranteed mortgage loans, which back securities guaranteed by the Government National Mortgage Association (GNMA).

We may be required to repurchase mortgage loans, indemnify the securitization trust, investor or insurer, or reimburse the securitization trust, investor or insurer for credit losses incurred on loans (collectively “repurchase”) in the event of a breach of specified contractual representations or warranties that are not remedied within a period (usually 90 days or less) after we receive notice of the breach. Our loan sale contracts to private investors (non-GSE) typically contain an additional provision where we would only be required to repurchase securitized loans if a breach is deemed to have a material and adverse effect on the value of the mortgage loan or to the investors or interests of security holders in the mortgage loan.

We establish a mortgage repurchase liability, initially at fair value, related to various representations and warranties that reflect management's estimate of losses for loans for which we could have a repurchase obligation, whether or not we currently service those loans, based on a combination of factors. Such factors include default expectations, expected investor repurchase demands (influenced by current and expected mortgage loan file requests and mortgage insurance rescission notices, as well as estimated levels of origination defects) and appeals success rates (where the investor rescinds the demand based on a cure of the defect or acknowledges that the loan satisfies the investor's applicable representations and warranties), reimbursement by correspondent and other third party originators, and projected loss severity. We continually update our mortgage repurchase liability estimate during the life of the loans. Although activity can vary by investor, investors may demand repurchase at any time and there is often a lag from the date of default to the time we receive a repurchase demand. The majority of repurchase demands are on loans that default in the first 24 to 36 months following origination of the mortgage loan.

The liability for mortgage loan repurchase losses is included in other liabilities. For additional information on our repurchase liability, see Note 9.

Pension Accounting

Pension Accounting

We account for our defined benefit pension plans using an actuarial model. Two principal assumptions in determining net periodic pension cost are the discount rate and the expected long term rate of return on plan assets.

A discount rate is used to estimate the present value of our future pension benefit obligations. We use a consistent methodology to determine the discount rate based upon the yields on multiple portfolios of bonds with maturity dates that closely match the estimated timing and amounts of the expected benefit payments for our plans. Such portfolios are derived from a broad-based universe of high quality corporate bonds as of the measurement date.

Our determination of the reasonableness of our expected long-term rate of return on plan assets is highly quantitative by nature. We evaluate the current asset allocations and expected returns under two sets of conditions: projected returns using several forward-looking capital market assumptions, and historical returns for the main asset classes dating back to 1970 or the earliest period for which historical data was readily available for the asset classes included. Using long term historical data allows us to capture multiple economic environments, which we believe is relevant when using historical returns. We place greater emphasis on the forward-looking return and risk assumptions than on historical results. We use the resulting projections to derive a base line expected rate of return and risk level for the Cash Balance Plan's prescribed asset mix. We evaluate the portfolio based on: (1) the established target asset allocations over short term (one-year) and longer term (ten-year) investment horizons, and (2) the range of potential outcomes over these horizons within specific standard deviations. We perform the above analyses to assess the reasonableness of our expected long-term rate of return on plan assets. We consider the expected rate of return to be a long-term average view of expected returns. The use of an expected long term rate of return on plan assets may cause us to recognize pension income returns that are greater or less than the actual returns of plan assets in any given year. Differences between expected and actual returns in each year, if any, are included in our net actuarial gain or loss amount, which is recognized in OCI. We generally amortize net actuarial gain or loss in excess of a 5% corridor from accumulated OCI into net periodic pension cost over the estimated average remaining participation period, which at December 31, 2013, is 16 years. See Note 20 for additional information on our pension accounting.

Income Taxes

Income Taxes

We file consolidated and separate company federal income tax returns, foreign tax returns and various combined and separate company state tax returns.

We evaluate two components of income tax expense: current and deferred. Current income tax expense represents our estimated taxes to be paid or refunded for the current period and includes income tax expense related to our uncertain tax positions. We determine deferred income taxes using the balance sheet method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and recognizes enacted changes in tax rates and laws in the period in which they occur. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are recognized subject to management's judgment that realization is “more likely than not.” Uncertain tax positions that meet the more likely than not recognition threshold are measured to determine the amount of benefit to recognize. An uncertain tax position is measured at the largest amount of benefit that management believes has a greater than 50% likelihood of realization upon settlement. Tax benefits not meeting our realization criteria represent unrecognized tax benefits. Foreign taxes paid are generally applied as credits to reduce federal income taxes payable. We account for interest and penalties as a component of income tax expense.

Stock-Based Compensation

Stock-Based Compensation

We have stock-based employee compensation plans as more fully discussed in Note 19. Our Long-Term Incentive Compensation Plan provides for awards of incentive and nonqualified stock options, stock appreciation rights, restricted shares, restricted share rights (RSRs), performance share awards (PSAs) and stock awards without restrictions. For most awards, we measure the cost of employee services received in exchange for an award of equity instruments, such as stock options, RSRs or PSAs, based on the fair value of the award on the grant date. The cost is normally recognized in our income statement over the vesting period of the award; awards with graded vesting are expensed on a straight line method. Awards that continue to vest after retirement are expensed over the shorter of the period of time between the grant date and the final vesting period or between the grant date and when a team member becomes retirement eligible; awards to team members who are retirement eligible at the grant date are subject to immediate expensing upon grant.

In 2013, certain RSRs and all PSAs granted include discretionary performance based vesting conditions and are subject to variable accounting. For these awards, the associated compensation expense fluctuates with changes in our stock price. For PSAs, compensation expense also fluctuates based on the estimated outcome of meeting the performance conditions.

Earnings Per Common Share

Earnings Per Common Share

We compute earnings per common share by dividing net income (after deducting dividends on preferred stock) by the average number of common shares outstanding during the year. We compute diluted earnings per common share by dividing net income (after deducting dividends and related accretion on preferred stock) by the average number of common shares outstanding during the year, plus the effect of common stock equivalents (for example, stock options, restricted share rights, convertible debentures and warrants) that are dilutive.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

We use fair value measurements in our fair value disclosures and to record certain assets and liabilities at fair value on a recurring basis, such as trading assets, or on a nonrecurring basis such as measuring impairment on assets carried at amortized cost.

Determination of Fair Value We base our fair values on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. These fair value measurements are based on exit prices and determined by maximizing the use of observable inputs. However, for certain instruments we must utilize unobservable inputs in determining fair value due to the lack of observable inputs in the market, which requires greater judgment in measuring fair value.

In instances where there is limited or no observable market data, fair value measurements for assets and liabilities are based primarily upon our own estimates or combination of our own estimates and third-party vendor or broker pricing, and the measurements are often calculated based on current pricing for products we offer or issue, the economic and competitive environment, the characteristics of the asset or liability and other such factors. As with any valuation technique used to estimate fair value, changes in underlying assumptions used, including discount rates and estimates of future cash flows, could significantly affect the results of current or future values. Accordingly, these fair value estimates may not be realized in an actual sale or immediate settlement of the asset or liability.

We incorporate lack of liquidity into our fair value measurement based on the type of asset or liability measured and the valuation methodology used. For example, for certain residential MHFS and certain securities where the significant inputs have become unobservable due to illiquid markets and vendor or broker pricing is not used, we use a discounted cash flow technique to measure fair value. This technique incorporates forecasting of expected cash flows (adjusted for credit loss assumptions and estimated prepayment speeds) discounted at an appropriate market discount rate to reflect the lack of liquidity in the market that a market participant would consider. For other securities where vendor or broker pricing is used, we use either unadjusted broker quotes or vendor prices or vendor or broker prices adjusted by weighting them with internal discounted cash flow techniques to measure fair value. These unadjusted vendor or broker prices inherently reflect any lack of liquidity in the market, as the fair value measurement represents an exit price from a market participant viewpoint.

Where markets are inactive and transactions are not orderly, transaction or quoted prices for assets or liabilities in inactive markets may require adjustment due to the uncertainty of whether the underlying transactions are orderly. For items that use price quotes in inactive markets, we analyze the degree of market inactivity and distressed transactions to determine the appropriate adjustment to the price quotes.

We continually assess the level and volume of market activity in our investment security classes in determining adjustments, if any, to price quotes. Given market conditions can change over time, our determination of which securities markets are considered active or inactive can change. If we determine a market to be inactive, the degree to which price quotes require adjustment, can also change. See Note 17 for discussion of the fair value hierarchy and valuation methodologies applied to financial instruments to determine fair value.

Derivatives and Hedging Activities

Derivatives and Hedging Activities

We recognize all derivatives on the balance sheet at fair value. On the date we enter into a derivative contract, we designate the derivative as (1) a hedge of the fair value of a recognized asset or liability, including hedges of foreign currency exposure (“fair value hedge”), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”), or (3) held for trading, customer accommodation or asset/liability risk management purposes, including economic hedges not qualifying for hedge accounting. For a fair value hedge, we record changes in the fair value of the derivative and, to the extent that it is effective, changes in the fair value of the hedged asset or liability attributable to the hedged risk, in current period earnings in the same financial statement category as the hedged item. For a cash flow hedge, we record changes in the fair value of the derivative to the extent that it is effective in OCI, with any ineffectiveness recorded in current period earnings. We subsequently reclassify these changes in fair value to net income in the same period(s) that the hedged transaction affects net income in the same financial statement category as the hedged item. For free-standing derivatives, we report changes in the fair values in current period noninterest income.

For fair value and cash flow hedges qualifying for hedge accounting, we formally document at inception the relationship between hedging instruments and hedged items, our risk management objective, strategy and our evaluation of effectiveness for our hedge transactions. This includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. Periodically, as required, we also formally assess whether the derivative we designated in each hedging relationship is expected to be and has been highly effective in offsetting changes in fair values or cash flows of the hedged item using the regression analysis method or, in limited cases, the dollar offset method.

We discontinue hedge accounting prospectively when (1) a derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) a derivative expires or is sold, terminated or exercised, (3) we elect to discontinue the designation of a derivative as a hedge, or (4) in a cash flow hedge, a derivative is de-designated because it is not probable that a forecasted transaction will occur.

When we discontinue fair value hedge accounting, we no longer adjust the previously hedged asset or liability for changes in fair value, and cumulative adjustments to the hedged item are accounted for in the same manner as other components of the carrying amount of the asset or liability. If the derivative continues to be held after fair value hedge accounting ceases, we carry the derivative on the balance sheet at its fair value with changes in fair value included in earnings.

When we discontinue cash flow hedge accounting and it is not probable that the forecasted transaction will not occur, the accumulated amount reported in OCI at the de-designation date continues to be reported in OCI until the forecasted transaction affects earnings. If cash flow hedge accounting is discontinued and it is probable the forecasted transaction will not occur, the accumulated amount reported in OCI at the de-designation date is immediately recognized in earnings. If the derivative continues to be held after cash flow hedge accounting ceases, we carry the derivative on the balance sheet at its fair value with future changes in fair value included in earnings.

We occasionally purchase or originate financial instruments that contain an embedded derivative. At inception of the financial instrument, we assess (1) if the economic characteristics of the embedded derivative are not clearly and closely related to the economic characteristics of the financial instrument (host contract), (2) if the financial instrument that embodies both the embedded derivative and the host contract is not measured at fair value with changes in fair value reported in earnings, and (3) if a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative. If the embedded derivative meets all of these conditions, we separate it from the host contract by recording the bifurcated derivative at fair value and the remaining host contract at the difference between the basis of the hybrid instrument and the fair value of the bifurcated derivative. The bifurcated derivative is carried as a free-standing derivative at fair value with changes recorded in current period earnings.

By using derivatives, we are exposed to counterparty credit risk, which is the risk that counterparties to the derivative contracts do not perform as expected. If a counterparty fails to perform, our counterparty credit risk is equal to the amount reported as a derivative asset on our balance sheet. The amounts reported as a derivative asset are derivative contracts in a gain position, and to the extent subject to legally enforceable master netting arrangements, net of derivatives in a loss position with the same counterparty and cash collateral received. We minimize counterparty credit risk through credit approvals, limits, monitoring procedures, executing master netting arrangements and obtaining collateral, where appropriate. To the extent derivatives subject to master netting arrangements meet the applicable requirements, including determining the legal enforceability of the arrangement, it is our policy to present derivatives balances and related cash collateral amounts net on the balance sheet. Counterparty credit risk related to derivatives is considered in determining fair value and our assessment of hedge effectiveness.

Private Share Repurchases

Private Share Repurchases

During 2013 and 2012, we repurchased approximately 40 million shares and 36 million shares, respectively, under private forward repurchase contracts. We enter into these transactions with unrelated third parties to complement our open-market common stock repurchase strategies, to allow us to manage our share repurchases in a manner consistent with our capital plans, currently submitted under the 2013 Comprehensive Capital Analysis and Review (CCAR), and to provide an economic benefit to the Company.

Our payments to the counterparties for these private share repurchase contracts are recorded in permanent equity in the quarter paid and are not subject to re-measurement. The classification of the up-front payments as permanent equity assures that we have appropriate repurchase timing consistent with our 2013 capital plan, which contemplated a fixed dollar amount available per quarter for share repurchases pursuant to Federal Reserve Board (FRB) supervisory guidance. In return, the counterparty agrees to deliver a variable number of shares based on a per share discount to the volume-weighted average stock price over the contract period. There are no scenarios where the contracts would not either physically settle in shares or allow us to choose the settlement method.

In December 2013, we entered into a private forward repurchase contract and paid $500 million to an unrelated third party. This contract is expected to settle in first quarter 2014. At December 31, 2012, we had a $200 million private forward repurchase contract outstanding that settled in first quarter 2013 for 6 million shares of common stock. Our total number of outstanding shares of common stock is not reduced until settlement of the private share repurchase contract.

Subsequent Events

Subsequent Events We have evaluated the effects of events that have occurred subsequent to December 31, 2013, and there have been no material events that would require recognition in our 2013 consolidated financial statements or disclosure in the Notes to the consolidated financial statements.

ASU 2011-11, Disclosure about Offsetting Assets and Liabilities [Membe
Significant Accounting Policies [Line Items]
Accounting Standards Adopted in 2013

ASU 2011-11 expands the disclosure requirements for certain financial instruments and derivatives that are subject to enforceable master netting agreements or similar arrangements. The disclosures are required regardless of whether the instruments have been offset (or netted) in the balance sheet. Under ASU 2011-11, companies must describe the nature of offsetting arrangements and provide quantitative information about those agreements, including the gross and net amounts of financial instruments that are recognized on the balance sheet.

ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities [Member]
Significant Accounting Policies [Line Items]
Accounting Standards Adopted in 2013

In January 2013, the FASB issued ASU 2013-01, which clarifies the scope of ASU 2011-11 by limiting the disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent they are subject to an enforceable master netting or similar arrangement.

We adopted this guidance in first quarter 2013 with retrospective application. These Updates did not affect our consolidated financial results since they amend only the disclosure requirements for offsetting financial instruments. See Notes 14 and 16 for the new disclosures.

ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income [Member]
Significant Accounting Policies [Line Items]
Accounting Standards Adopted in 2013

ASU 2013-02 requires companies to disclose the effect on net income line items from significant amounts reclassified out of accumulated other comprehensive income (OCI) and entirely into net income. If reclassifications are partially or entirely capitalized on the balance sheet, then companies must provide a cross-reference to disclosures that provide information about the effect of the reclassifications. We adopted this guidance in first quarter 2013 with retrospective application. This Update did not affect our consolidated financial results as it amends only the disclosure requirements for accumulated other comprehensive income. See Note 23 for expanded disclosures on reclassification adjustments.

ASU 2013-10, Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes [Member]
Significant Accounting Policies [Line Items]
Accounting Standards Adopted in 2013

ASU 2013-10 permits the Fed Funds Effective Swap Rate (Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to LIBOR and U.S. Treasury. The Update also removes the restriction on using different benchmark rates for similar hedges. Our adoption of this guidance with prospective application did not affect our consolidated financial statements.